WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2013

Effective December 31, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair Global Leaders Fund – Summary – Management.”

Portfolio Manager(s). Kenneth J. McAtamney, a Partner of the Advisor, and David C. Fording, a Partner of the Advisor, co-manage the Fund. Mr. McAtamney has co-managed the Fund since 2008. Mr. Fording has co-managed the Fund since 2013.

Effective December 31, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair International Leaders Fund – Summary – Management.”

Portfolio Manager(s). Kenneth J. McAtamney, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. McAtamney has co-managed the Fund since its inception in 2012. Mr. Fennell has co-managed the Fund since 2013.

Effective December 31, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair International Growth Fund – Summary – Management.”

Portfolio Manager(s). Jeffrey A. Urbina, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. Urbina and Mr. Fennell have co-managed the Fund since 2013.

Effective December 31, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair Institutional International Growth Fund – Summary – Management.”

Portfolio Manager(s). Jeffrey A. Urbina, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. Urbina and Mr. Fennell have co-managed the Fund since 2013.

Effective December 31, 2013, the information below replaces similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

Michael P. Balkin, a Partner of William Blair & Company, L.L.C., co-managed the Small Cap Growth Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management. Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Small Cap Growth Fund from its inception in 1999 to 2005. Education: B.A., Northwestern University.

Karl W. Brewer, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Small Cap Growth Fund since its inception in 1999 and the Small-Mid Cap Growth Fund since its inception in 2003. He has been a senior advisor on the Global Small Cap Growth Fund since its inception in 2013. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Simon Fennell, a Partner of William Blair & Company, L.L.C., has co-managed the International Growth Fund since 2013, the Institutional International Growth Fund since 2013 and the International Leaders Fund since 2013 along with associated separate accounts and commingled fund portfolios. He joined the firm in 2011 as a research analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, he was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks. Previously, he was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Andrew G. Flynn, CFA, a Partner of William Blair & Company, L.L.C., has co-managed the Global Small Cap Growth Fund since its inception in 2013 and the International Small Cap Growth Fund since 2013. Mr. Flynn joined the International team in 2007 and conducts research on small cap Technology, Media and Telecom Services stocks. Prior to joining the International team, Mr. Flynn focused on domestic Consumer and Industrial companies at the Advisor for two years. Before joining William Blair, Mr. Flynn was employed as a Senior Equity Analyst and Portfolio Manager at Northern Trust specializing in mid and small cap growth companies. Prior to that he worked as a Senior Equity Analyst at Scudder Kemper Investments and began his career at Fidelity Investments as a Research Assistant. Mr. Flynn is a Chartered Financial Analyst, and a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Economics, University of Kansas; M.B.A., Finance emphasis, University of North Carolina at Chapel Hill.

David C. Fording, a Partner of William Blair & Company, L.L.C., has co-managed the Growth Fund since 2006 and the Global Leaders Fund since 2013. He joined William Blair in November of 2005 as a co-portfolio manager of the Investment Management Department’s Institutional All Cap Growth Team. He joined the firm from TIAA-CREF Investment Management, Inc. where he spent 10 years, most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF’s Large Cap Growth portfolio management team from 1997 to 1999. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Tufts University; M.B.A, Stern School of Business, New York University.

James S. Golan, a Partner with William Blair & Company, L.L.C., has co-managed the Large Cap Growth Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the Investment Management Department’s Institutional Large Cap Growth Team as a co-portfolio manager. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He has the Chartered Financial Analyst

designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University Kellogg Graduate School of Management.

John F. Jostrand, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Growth Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional All Cap Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that, he was with Boatmen’s National Bank for five years as an Assistant Trust Officer, equity fund manager and research analyst. He is a past president of the Pilgrim Village Board of Trustees. He is a Trustee of the Chancellors Society at the University of Missouri, and a Director of the Easter Seals of DuPage and the Fox Valley Region. He has the Chartered Financial Analyst designation and is a member of the CFA Institute, the CFA Society of Chicago as well as Director of the Board of the CFA Society of Chicago. Education: B.A., University of Missouri; M.B.A., University of Michigan.

Chad M. Kilmer, a Partner with William Blair & Company, L.L.C., has co-managed the Small Cap Value Fund since 2006, the Mid Cap Value Fund since its inception in 2010 and the Small-Mid Cap Value Fund since its inception in 2011. He joined the firm in 2006. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 2004 to 2006 in various capacities, including small cap value equity portfolio management and buy-side research. Previously, he was an investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. He has the Chartered Financial Analyst designation. Education: B.S.B., University of Minnesota; M.B.A., Yale University School of Management.

Robert C. Lanphier IV, a Partner of William Blair & Company, L.L.C., has co-managed the Mid Cap Growth Fund since its inception in 2006 and the Small-Mid Cap Growth Fund since its inception in 2003. He began with the firm in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Mark T. Leslie, a Partner of William Blair & Company, L.L.C., has co-managed the Small Cap Value Fund since 2005, the Mid Cap Value Fund since its inception in 2010 and the Small-Mid Cap Value Fund since its inception in 2011. He has been with the firm since 2005. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 1997 to 2005 in various capacities, including the manager of the First American Funds Small Cap Value Fund and managing institutional portfolios. He began his career in the financial industry in 1990 and started portfolio management in 1998. Previously, he was a research analyst at Dain Bosworth and an investment associate at Investment Advisers Inc. He has the Chartered Financial Analyst designation. Education: B.S., Business Administration, University of New Hampshire.

Matthew A. Litfin, a Partner of William Blair & Company, L.L.C., has co-managed the Small-Mid Cap Growth Fund since 2009 and the Global Small Cap Growth Fund since its inception in 2013. He has been with William Blair since 1997 when he started as a sell-side Research Analyst. He led the firm’s sell-side Business Services equity research effort from 2005 to 2007. He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team. Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co. Education: B.S., University of Tennessee; M.B.A., Harvard University.

Kenneth J. McAtamney, a Partner of William Blair & Company, L.L.C., has co-managed the Global Leaders Fund since 2008 and the International Leaders Fund since its inception in 2012 along with associated separate account portfolios. He joined the Advisor’s Investment Management department in 2005 as an international stock analyst. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

Todd M. McClone, a Partner of William Blair & Company, L.L.C., has co-managed the Emerging Markets Growth Fund since its inception in 2005, the Emerging Markets Leaders Fund since 2008 and the Emerging Markets Small Cap Growth Fund since its inception in 2011 along with associated separate account and commingled fund portfolios. He has been with the firm since 2000. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, he was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.B.A. and B.A., University of Wisconsin-Madison.

David Merjan, a Partner of William Blair & Company, L.L.C., has managed or co-managed the International Equity Fund and Institutional International Equity Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the International Equity Fund and associated separate account portfolios, he is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

David S. Mitchell, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Small Cap Value Fund since its inception in 1996 and has co-managed the Mid Cap Value Fund since its inception in 2010 and the Small-Mid Cap Value Fund since its inception in 2011. He joined William Blair in 1996 as a small cap value portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Reading in Motion, which partners with teachers to improve urban children’s language arts and learning skills through the arts. He has the Chartered Financial Analyst designation. Education: B.A., Knox College; M.M., Northwestern University Kellogg Graduate School of Management.

David P. Ricci, a Partner of William Blair & Company L.L.C., has co-managed the Mid Cap Growth Fund since its inception in 2006 and the Large Cap Growth Fund since 2011. He has been with the firm since February 1994 when he started as a research analyst for the Consumer/Retail sell-side research effort at William Blair. He was made group head in June 2001. He is a member of the Investment Management Department’s Mid Cap Growth Team. Previously, he was with Procter & Gamble, Melville, and spent 2 1/2 years as a strategy consultant at Bain & Company. Education: Sc.B., Brown University, magna cum laude; M.B.A., Harvard Business School.

Paul J. Sularz, a Partner of William Blair & Company, L.L.C., has co-managed the Bond Fund since 2010 and the Low Duration Fund since its inception in 2009. Mr. Sularz joined the firm in July 2006 as a fixed-income portfolio manager. Prior to joining William Blair, he was a Vice President at J.P. Morgan Securities, Inc. from 2004 to 2006, where he was responsible for trading specified pool agency mortgage-backed pass-through securities for the firm’s primary broker/dealer in New York City. Prior to this, he was a Director at Banc One Capital Markets, Inc. within the Asset-Backed and Mortgage-Backed Securities Group from 1995-2004, managing the firm’s mortgage-backed securities trading desk in Chicago. His investment career began in 1990 at Kemper Asset Management Company, where he was an Assistant Portfolio Manager within the fixed-income Institutional Asset Management Division. Education: B.A. in Economics, University of Illinois at Urbana-Champaign; M.B.A., concentrations in Finance, Econometrics and Statistics, University of Chicago Booth Graduate School of Business.

Jeffrey A. Urbina, a Partner of William Blair & Company, L.L.C., has managed or co-managed the International Small Cap Growth Fund since its inception in 2005, the Emerging Markets Growth Fund since its inception in 2005, the Emerging Markets Leaders Fund since its inception in 2008, the Emerging Markets Small Cap Growth Fund since its inception in 2011, the International Growth Fund since 2013 and the Institutional International Growth Fund since 2013 along with associated separate account and commingled fund portfolios. He has been a senior advisor on the Global Small Cap Growth Fund since its inception in 2013. He joined the Investment Management Department in 1996 as an international portfolio manager. From 1991 to 1996, he was Senior Vice President/ Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at

Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Christopher T. Vincent, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Bond Fund since its inception in 2007, the Income Fund since 2002, the Ready Reserves Fund since 2003 and the Low Duration Fund since its inception in 2009. Mr. Vincent oversees the fixed-income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed-income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

David F. Hone, an Associate with William Blair & Company, L.L.C., has managed the Large Cap Value Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, Mr. Hone was the founder and owner of Large Cap Value Advisors LLC, an investment advisory firm. Prior to that, he served as lead portfolio manager for Deutsche Asset Management’s US Large Cap Value strategy from 2007 to 2010. He also served as an analyst for Deutsche Asset Management covering consumer cyclicals, consumer staples and financials. He began his career at Chubb & Son as an analyst for seven years. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the New York Society of Security Analysts. Education: B.A., Economics, Villanova University.

Kathleen M. Lynch, an associate with William Blair & Company, L.L.C., has co-managed the Ready Reserves Fund since 2010. Ms. Lynch joined William Blair in 1999 as a fixed-income analyst and trader. In addition, she is a portfolio manager of municipal securities for the fixed-income team at William Blair. Previously, she was a sales associate at Salomon Smith Barney in Chicago, on the fixed-income middle markets desk. She began her career at Carillon Advisers in Cincinnati, Ohio as a member of the fixed-income team, managing insurance company portfolios. She has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.S. in Business Administration, University of Dayton.

Dated: December 17, 2013

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

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